Summary of Significant Accounting Policies - Acquisition Related Expenses and Merger and other Transaction Related Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Incentive fee paid to a subsidiary of the Sponsor in connection with the ARCT III Merger	$ 98,360	$ 0
Legal and other transaction related costs incurred in connection with mergers	109,428	2,603
Accelerated vesting of operating partnership units due to internalization	59,400	0
Acceleration of restricted share amortization resulting from our consummation of the Cole Merger	2,657	0
Other internalization costs	8,474	0
Total	$ 278,319	$ 2,603	$ 0